Income Taxes (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reserves and accruals		$ 381	$ 392
Carryforward tax losses		17,954	23,950
Other temporary differences		7	666
Total deferred tax assets before valuation allowance		18,342	25,008
Valuation allowance	[1]	(5,021)	(9,229)
Net deferred tax assets		13,321	15,779
Goodwill and other intangible assets		(5,521)	(6,696)
Other temporary differences		(12)	(38)
Total deferred tax liabilities		(5,533)	(6,734)
Total deferred tax Assets , net of deferred tax liabilities		$ 7,788	$ 9,045

[1]	The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not will be realized in the foreseeable future.